Investment in Associates and Investments in Investees (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Mar. 15, 2020 USD ($) shares	Nov. 29, 2020 USD ($)	Mar. 29, 2018 USD ($)	Aug. 31, 2016 USD ($)	Jun. 15, 2014 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 15, 2020 ₪ / shares	Dec. 31, 2019 USD ($)	May 31, 2017 USD ($)	Jun. 22, 2016 USD ($)	May 31, 2016
Investment in Associates and Investments in Investees (Details) [Line Items]
Percentage of shares issued and outstanding share capital	35.00%
Balance of the investment								$ 0
Sale of shares and assets										$ 10
Aggregated in the total									$ 75
Ordinary shares (in Shares) | shares						(140)
Fair market value	$ 351
Transaction costs	$ 51
Purchase of warrant amount						$ 340
Shareholders amount		$ 30
Issued and outstanding shares, percentage		1.00%
Lara [Member] | Investment Agreement [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Investment of related parties					$ 1,500
Initial investment					$ 800
Percentage of shares issued and outstanding share capital					48.00%
Percentage of share capital					27.00%
Outstanding amount owed			$ 104
Lara [Member] | Settlement Agreement [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Percentage of share capital											27.00%
Lara [Member] | Transfer Agreement [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Capital gain				$ 34
Evero [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Percentage of shares issued and outstanding share capital	15.00%
Ordinary shares (in Shares) | shares	5,952,469
Transfer of ordinary shares (in Shares) | shares						9,577
Capital Point [Member]
Investment in Associates and Investments in Investees (Details) [Line Items]
Percentage of shares issued and outstanding share capital	11.00%
Ordinary shares (in Shares) | shares	176,470
Ownership interest, percentage	46.00%
Ordinary shares per value (in New Shekels per share) | ₪ / shares							₪ 0.01